Statement of Changes in Net Asset Available for Benefit - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions:
Participant contributions	$ 58,653,284	$ 53,988,646
Rollover contributions	9,274,563	7,675,947
Employer contributions	31,441,144	28,558,484
Total contributions	99,368,991	90,223,077
Net appreciation in fair value of investments	136,125,995	129,433,165
Interest and dividend income	66,749,326	44,277,055
Total investment income	202,875,321	173,710,220
Interest income on notes receivable from participants	810,871	701,012
Total additions	303,055,183	264,634,309
Deductions:
Benefits paid to participants and other	66,736,324	70,073,866
Administrative expenses	760,779	634,301
Total deductions	67,497,103	70,708,167
Increase in net assets	235,558,080	193,926,142
Net assets available for benefits:
Beginning of year	1,286,419,450	1,092,493,308
End of year	$ 1,521,977,530	$ 1,286,419,450